Nature of business and organization (Details Narrative) - $ / shares		6 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	[1]	Dec. 31, 2024	Sep. 25, 2024	Feb. 26, 2024	Feb. 25, 2024
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Common stock par value						$ 0.0005	$ 0.0005	$ 0.01
Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares	22,477,825	22,477,825
Common stock par value	$ 0.0005	$ 0.0005			$ 0.0005	0.0005
Common Class A [Member] | Common Stock [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares		164,713	810,425
Common Class B [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares	4,780,575	4,780,555
Common stock par value	$ 0.0005	$ 0.0005			$ 0.0005	$ 0.0005
Common Class B [Member] | Common Stock [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares		4,780,575
Shares outstanding		20
Knorex SG [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Ownership percentage	100.00%	100.00%

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares effected on September 30, 2024 as part of the reverse capitalization consideration.